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                          MFS VARIABLE INSURANCE TRUST

                         MFS Growth With Income Series


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


The description of portfolio managers under the "Management of the Series Investment Adviser" section is hereby revised as follows:

John D. Laupheimer, Jr., a Senior Vice President of MFS, has been a portfolio manager of the series since it commenced investment operations and has been employed as portfolio manager by the Adviser since 1981.


               The date of this Supplement is September 1, 1998.